INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT SECURITIES
Schedule of carrying value and estimated fair value of securities available for sale

The carrying value and estimated fair value of securities available for sale are as follows (dollars in thousands):

	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
December 31, 2012

Corporate	$18,763	$237	$(23)	$18,977
US Agencies	10,267	137	—	10,404
US Agencies - MBS	7,962	412	—	8,374
Obligations of states and political subdivisions	5,407	637	—	6,044

Total securities available for sale	$42,399	$1,423	$(23)	$43,799

December 31, 2011

US Agencies - MBS	$11,111	$387	$—	$11,498
US Agencies	10,407	168	—	10,575
Corporate	8,314	—	(136)	8,178
Obligations of states and political subdivisions	5,448	110	(2)	5,556
Other asset backed	2,954	—	(34)	2,920

Total securities available for sale	$38,234	$665	$(172)	$38,727

Schedule of securities with gross unrealized losses aggregated by investment category and length of time these individual securities have been in a loss position

Following is information pertaining to securities with gross unrealized losses at December 31, 2012 and 2011 aggregated by investment category and length of time these individual securities have been in a loss position (dollars in thousands):

	Less Than Twelve Months		Over Twelve Months
	Gross		Gross
	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
December 31, 2012

Corporate	$(23)	$5,566	$—	$—
US Agencies - MBS	—	—	—	—
Obligations of states and political subdivisions	—	—	—	—

Total securities available for sale	$(23)	$5,566	$—	$—

December 31, 2011

US Agencies - MBS	$—	$2,920	—	—
Corporate	(136)	8,178	—	—
Obligations of states and political subdivisions	—	—	(2)	250

Total securities available for sale	$(136)	$11,098	$(2)	$250

Summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses

Following is a summary of the proceeds from sales and calls of securities available for sale, as well as gross gains and losses for the years ended December 31 (dollars in thousands):

	2012	2011	2010

Proceeds from sales and calls	$2,601	$76	$8,302
Gross gains on sales	—	—	216
Gross (losses) on sales and calls	—	(1)	(1)

Schedule of carrying value and estimated fair value of securities available for sale by contractual maturity

The carrying value and estimated fair value of securities available for sale at December 31, 2012, by contractual maturity, are shown below (dollars in thousands):

	Amortized	Estimated
	Cost	Fair Value

Due in one year or less	$7,569	$7,629
Due after one year through five years	22,411	22,745
Due after five years through ten years	—	—
Due after ten years	4,457	5,051
Subtotal	34,437	35,425
US Agencies - MBS	7,962	8,374

Total	$42,399	$43,799